RELATED PARTIES: (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTIES [Abstract]
Schedule of Related Party Balances and Transactions
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Directors' fees	$375	$246	$143